ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CONDENSED STATEMENTS OF OPERATIONS
Operating costs and expenses	¥ (12,526,640)	$ (1,791,285)	¥ (9,637,086)	¥ (11,433,063)
Foreign exchange (losses) gains	159,570	22,818	1,512	2,356
Fair value change of derivatives	(175,691)	(25,123)
Gain on debt extinguishment	270,135	38,629
Other income, net	165,076	23,606	125,325	230,936
Net income before taxes	7,376,135	1,054,775	7,892,422	5,277,451
Income tax expenses	(1,400,492)	(200,268)	(1,644,306)	(1,008,874)
Net income attributable to shareholders of the Company	5,975,643	854,507	6,248,116	4,268,577
Net income attributable to ordinary shareholders of the Company	5,989,691	856,516	6,264,314	4,285,336
Parent Company | Reportable Legal Entities
CONDENSED STATEMENTS OF OPERATIONS
Operating costs and expenses	(24,973)	(3,571)	(19,770)	(25,517)
Interest income, net	27,734	3,966	24,376	17,316
Foreign exchange (losses) gains	6,613	946	316	(574)
Fair value change of derivatives	(181,205)	(25,912)
Gain on debt extinguishment	270,135	38,629
Other income, net	12,090	1,729	15,939	29,311
Net income before taxes and income from equity in subsidiaries and VIEs	110,394	15,787	20,861	20,536
Equity in earnings of subsidiaries and VIEs	5,882,969	841,254	6,248,235	4,264,800
Net income before taxes	5,993,363	857,041	6,269,096	4,285,336
Income tax expenses	(3,672)	(525)	(4,782)
Net income attributable to shareholders of the Company	5,989,691	856,516	6,264,314	4,285,336
Net income attributable to ordinary shareholders of the Company	¥ 5,989,691	$ 856,516	¥ 6,264,314	¥ 4,285,336